7. Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Inventories gross	R$ 257,477	R$ 214,889
Losses on adjustment to realizable amount	(10,875)	(11,611)
Total inventories	246,602	203,278
Cell phones and tablets [member]
Disclosure of fair value measurement of assets [line items]
Inventories gross	186,961	146,295
Accessories and prepaid cards [member]
Disclosure of fair value measurement of assets [line items]
Inventories gross	55,558	61,436
TIM chips [member]
Disclosure of fair value measurement of assets [line items]
Inventories gross	R$ 14,958	R$ 7,158